Note 18 - Fair Value Disclosure Measurements (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2022	Dec. 31, 2021
Estimated Selling Costs of Impaired Loans		$ 688,000	$ 901,000
Mandatorily Redeemable Securities		$ 8,200,000	$ 8,000,000.0
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.67%
Notes Payable, Other Payables [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		1.67%